Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Aircraft Jobs Vendors	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 05, 2020 USD ($)	May 27, 2020 USD ($) Employees
Disclosure Of Basis Of Preparation [line items]
Net (loss) profit for the year	$ (1,094,135)	$ (893,995)	$ 1,143
Excess of Current liabilities over current assets	4,282,560	495,580
Total equity	$ (1,301,772)	5,167	992,461
Impact on covid-19 reduction of revenues	63.00%
Debt	$ 6,281,256	4,856,323	$ 4,007,580
Covid 19 [member]
Disclosure Of Basis Of Preparation [line items]
Net (loss) profit for the year	1,094,135	893,995
Total equity	(1,301,772)
Current liabilities over current assets	$ (4,843,757)	$ (1,020,874)
Increase decrease in percentage of global passenger traffic	90.00%
Increase decrease in revenue	$ 314,000,000
Percentage of operations	50.00%
Number of vendors | Vendors	3,000
Payments for legal settlements	$ 300,000
Number of aircraft under lease | Aircraft	12
Debt				$ 1,992,191
Covid 19 [member] | Latin America [member]
Disclosure Of Basis Of Preparation [line items]
Number of jobs preserved | Jobs	14,500
Covid 19 [member] | Colombia [member]
Disclosure Of Basis Of Preparation [line items]
Number of jobs preserved | Jobs	10,000
Dissolution of Avianca Peru [member]
Disclosure Of Basis Of Preparation [line items]
Liquidation cost					$ 7,000
Number of employees | Employees					906
Payments related to labor settlements	$ 8,773
Debtor In Possession Structure [member]
Disclosure Of Basis Of Preparation [line items]
Number of Aircrafts for which Claims Filed were rejected | Aircraft	12
Tranche A Loans [member] | Debtor In Possession Structure [member]
Disclosure Of Basis Of Preparation [line items]
Aggregate principal amount				1,269,500
Borrowings principal amount of new issues				881,000
Borrowings principal amount of roll ups				388,500
Tranche B Notes [member] | Debtor In Possession Structure [member]
Disclosure Of Basis Of Preparation [line items]
Aggregate principal amount				722,918
Borrowings principal amount of new issues				335,920
Borrowings principal amount of roll ups				388,500
Subtranche A Two [member] | Debtor In Possession Structure [member]
Disclosure Of Basis Of Preparation [line items]
Aggregate principal amount				$ 240,000
ATR 72 [member] | Debtor In Possession Structure [member]
Disclosure Of Basis Of Preparation [line items]
Number of Aircrafts for which Claims Filed were rejected | Aircraft	4
Aircraft A320 [member] | Debtor In Possession Structure [member]
Disclosure Of Basis Of Preparation [line items]
Number of Aircrafts for which Claims Filed were rejected | Aircraft	4
Aircraft A321 [member] | Debtor In Possession Structure [member]
Disclosure Of Basis Of Preparation [line items]
Number of Aircrafts for which Claims Filed were rejected | Aircraft	2
A-330 [member] | Debtor In Possession Structure [member]
Disclosure Of Basis Of Preparation [line items]
Number of Aircrafts for which Claims Filed were rejected | Aircraft	2